PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2021 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (3.2%)
FedEx Corp.	2,843,994	807,808,056

Airlines (1.1%)
Southwest Airlines Co.	4,677,568	285,612,302

Apparel & Luxury Goods (2.0%)
VF Corp.	6,551,767	523,617,219

Biotechnology (1.2%)
Gilead Sciences Inc.	4,791,528	309,676,455

Capital Markets (9.9%)
Charles Schwab Corp.	11,711,249	763,339,210
CME Group Inc.	4,869,952	994,590,297
S&P Global Inc.	2,145,345	757,027,890

		2,514,957,397
Chemicals (3.1%)
Linde plc	2,868,828	803,673,476

Commercial Services & Supplies (2.7%)
Waste Management Inc.	5,319,180	686,280,604

Diversified Telecom Services (3.0%)
Verizon Communications Inc.	13,352,456	776,445,316

Equity Real Estate Investment Trusts (4.7%)
Alexandria Real Estate Equities Inc.	1,433,918	235,592,727
American Tower Corp.	2,719,186	650,048,605
Digital Realty Trust Inc.	2,327,707	327,834,254

		1,213,475,586
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	1,686,932	594,609,791

Food Products (2.3%)
Mondelez International Inc., Class A	9,953,086	582,554,124

Health Care Equipment (7.5%)
Becton Dickinson and Co.	2,793,652	679,276,484
Boston Scientific Corp.	7,683,041	296,949,535
Danaher Corp.	4,212,545	948,159,629

		1,924,385,648
Household Products (2.7%)
The Procter & Gamble Co.	5,091,609	689,556,607

Interactive Media & Services (3.0%)
Alphabet Inc., Class A [q]	375,886	775,272,393

Internet (3.8%)
Amazon.com Inc. [q]	318,474	985,384,034

Internet & Catalog Retail (2.5%)
Booking Holdings Inc. [q]	275,592	642,085,265

IT Services (5.3%)
Fiserv Inc. [q]	5,072,391	603,817,425
Mastercard Inc., Class A	2,152,515	766,402,966

		1,370,220,391
Machinery (7.8%)
Deere & Co.	3,311,928	1,239,124,742
Pentair plc	6,484,358	404,105,190
Xylem Inc.	3,527,641	371,037,280

		2,014,267,212
Media (4.1%)
Comcast Corp., Class A	19,191,601	1,038,457,530

Road & Rail (1.6%)
Kansas City Southern	1,547,682	408,464,233

Semiconductor Equipment (8.9%)
Applied Materials Inc.	6,282,154	839,295,774
Intel Corp.	4,528,324	289,812,736
Micron Technology Inc. [q]	6,635,524	585,319,572
NVIDIA Corp.	1,039,323	554,925,729

		2,269,353,811
Semiconductors (2.1%)
Texas Instrument Inc.	2,828,327	534,525,520

Software (10.9%)
Adobe Inc. [q]	1,218,715	579,340,549
Cadence Design Systems Inc. [q]	3,993,143	547,020,659
Microsoft Corp.	6,002,323	1,415,167,694
Synopsys Inc. [q]	1,070,146	265,160,776

		2,806,689,678
Technology Hardware (2.4%)
Apple Inc.	4,962,001	606,108,422

Total investment in equities (98.1%) (cost $16,426,836,839)		25,163,481,070

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) [a]
Citizens Bank Trust	0.05%	01/14/2022	250,000	242,109
Community Vision Capital & Consulting	0.05%	01/31/2022	250,000	245,014
Providence Bank & Trust	0.25%	09/24/2021	250,000	245,179
Self-Help Federal Credit Union	0.50%	10/16/2021	250,000	244,575
Self-Help Federal Credit Union	0.40%	02/17/2022	1,000,000	964,712

				1,941,589
Certificates of Deposit Account Registry Service (0.0%) [a]
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Amalgamated Bank, par 243,500; Armstrong Bank, par 243,500; Great Plains State Bank, par 243,500; Oakstar Bank, par 243,500; OneUnited Bank, par 243,500; Ponce Bank, par 243,500; Security State Bank of Hibbing, par 243,500; Signature Bank, National Association, par 56,515; Southern States Bank, par 243,500; (cost $1,923,297)	0.07%	03/17/2022	2,004,515	1,923,297

Community Development Loans (0.0%) [a]
BlueHub Loan Fund	1.00%	04/15/2021	100,000	99,766
Enterprise Community Loan Fund	0.05%	02/28/2022	500,000	472,630
New Hampshire Community Loan Fund	1.00%	07/31/2021	500,000	490,055
Root Capital Loan Fund	1.00%	02/01/2022	200,000	189,940
Vermont Community Loan Fund	1.00%	04/15/2021	100,000	99,766
Washington Area Community Investment Fund	1.00%	02/09/2022	100,000	94,838

				1,446,995
Time Deposits (2.2%)
Anz, London	0.01%	04/01/2021	56,356,573	56,356,573
Barclays, London	0.01%	04/01/2021	111,301,408	111,301,408
BNP Paribas, Paris	0.01%	04/01/2021	200,000,000	200,000,000
JPMorgan Chase, New York	0.01%	04/01/2021	200,000,000	200,000,000
Sumitomo, Tokyo	0.01%	04/01/2021	2,782	2,782

				567,660,763
Total short-term securities (2.2%) (cost $572,972,644)				572,972,644

Total securities (100.3%) (cost $16,999,809,483)				25,736,453,714

Other assets and liabilities (-0.3%)				(82,158,888)

Total net assets (100.0%)				25,654,294,826

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
q	This security is non-income producing.
plc	Public Limited Company